ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value of Assets Acquired

The fair value of the assets acquired in business combinations in the year ended December 31, 2010 is as follows (in thousands):

Cash paid, net of cash acquired	$6,387
Liabilities assumed	463
Goodwill recognized	(5,407)

Fair value of assets acquired	$1,443

The fair value of the assets acquired in business combinations in the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired	$57,228
Liabilities assumed	6,159
Noncontrolling interest	17,063
Goodwill recognized	(62,917)

Fair value of assets acquired	$17,533

Pro Forma Summary

The following pro forma summary presents consolidated information as if the business combinations had occurred on January 1, 2010 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2010	2011
Revenue	$919,581	$992,247
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,136)	$7,115

	Pro forma (Unaudited)
	Years ended December 31,
	2011	2012
Revenue	$1,016,125	$1,088,378
Net income attributable to Bright Horizons Family Solutions Inc.	$4,804	$10,329

Allocation of Final Purchase Price

The final purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	49,573

Total assets acquired	127,513
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(5,570)

Total liabilities assumed	(16,752)

Purchase price	$110,761

Allocation of Purchased Assets and Liabilities

The purchase price for this acquisition has been allocated based on preliminary estimates of the fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Accounts receivable	$981
Prepaids and other assets	334
Fixed assets	5,637
Intangible assets, primarily customer relationships	12,800
Goodwill	38,818

Total assets acquired	58,570

Accounts payable and accrued expenses	(3,441)
Deferred revenue and parent deposits	(885)

Total liabilities assumed	(4,326)

Purchase price	$54,244

Kidsunlimited Group Limited [Member]
Pro Forma Summary

The operating results for each of the acquisitions are included in the consolidated results of operations from the date of acquisition. The following table presents consolidated pro forma information as if the acquisitions of Children’s Choice Learning Centers, Inc. and Kidsunlimited had occurred on January 1, 2012, and as if the acquisition of Huntyard had occurred on January 1, 2011 (in thousands):

	Pro forma (Unaudited)
	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Revenue	$943,745	$896,609
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,221)	$8,888

Allocation of Purchase Price

The purchase price for this acquisition has been allocated based on preliminary estimates of the fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$4,888
Accounts receivable	1,809
Prepaids and other assets	2,509
Fixed assets	13,901
Intangible assets, primarily customer relationships	17,901
Goodwill	53,604

Total assets acquired	94,612

Accounts payable and accrued expenses	(8,173)
Unfavorable leasehold interests	(1,759)
Deferred revenue	(4,475)
Other current liabilities	(8,378)
Deferred taxes	(2,840)

Total liabilities assumed	(25,625)

Purchase price	$68,987

Huntyard Limited [Member]
Allocation of Purchase Price

The purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets, primarily customer relationships	6,004
Goodwill	49,573

Total assets acquired	127,513

Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(5,570)

Total liabilities assumed	(16,752)

Purchase price	$110,761